File No. 33-46490
                                                                        811-6604


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

      Pre-Effective Amendment No.                                           [_]


      Post-Effective Amendment No. 14                                       [X]


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]


      Amendment No. 14                                                      [X]


                        (Check appropriate box or boxes.)

                      DREYFUS BASIC MONEY MARKET FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                           c/o The Dreyfus Corporation
                    200 Park Avenue, New York, New York 10166
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----

             on July 1, 2003  pursuant to paragraph (b)
      ----

        X     60 days after filing pursuant to paragraph (a)(1)
      ----
            on     (DATE)      pursuant to paragraph (a)(1)
               ---------------
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on     (DATE)      pursuant to paragraph (a)(2) of Rule 485
               ---------------
      ----


If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Dreyfus BASIC Money Market Fund, Inc.

Dreyfus BASIC U.S. Government
Money Market Fund



Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities



COMBINED PROSPECTUS July 1, 2003



YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                          Contents

                                          THE FUNDS
                      ----------------------------------
Each fund's
investment approach,                    1  Introduction
risks, performance,
expenses and related                    2 Dreyfus BASIC Money Market Fund, Inc.
information
                                        6 Dreyfus BASIC U.S. Government Money
                                          Market Fund

                                       10 Management

                                       11 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------
Information
for managing your                      12 Account Policies
fund account
                                       15 Distributions and Taxes

                                       16 Services for Fund Investors

                                       17 Instructions for Regular Accounts

                                       19 Instructions for IRAs

                                          FOR MORE INFORMATION
                      -------------------------------------------------

Where to learn more                       Back Cover
about these and other
Dreyfus funds









The Funds

Dreyfus BASIC
Money Market Fund, Inc.

Dreyfus BASIC U.S. Government
Money Market Fund


INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of the other fund. This combined prospectus has been prepared for your convenience so that you can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference between the funds is that Dreyfus BASIC Money Market Fund, Inc. invests in a broad range of high quality, short-term money market instruments, and Dreyfus BASIC U.S. Government Money Market Fund invests only in U.S. government securities and repurchase agreements secured by such obligations.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

MORE INFORMATION ON EACH FUND CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).


                                                                Introduction   1





Dreyfus BASIC Money Market Fund, Inc.
-----------------------
Ticker Symbol: DBAXX


GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate obligations, including those with floating or variable rates of interest

*    repurchase agreements

*    asset-backed securities

* "taxable" municipal obligations, such as private activity bonds issued by or on behalf of states or their agencies to finance private facilities

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its total assets in bank obligations




Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


REPURCHASE AGREEMENT: an agreement between a seller and the fund as buyer where the seller agrees to repurchase a security at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

While the fund is required by law to invest at least 95% of its assets in the securities of issuers with the highest credit rating, or the unrated equivalent as determined by Dreyfus, the fund's policy currently is to invest all of its assets in securities of the highest credit quality.



2


MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*    interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.

                                   Dreyfus BASIC Money Market Fund, Inc.       3





DREYFUS BASIC MONEY MARKET FUND, INC. (CONTINUED)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)



3.42    4.28    6.06    5.27    5.37    5.29    4.94    6.14    4.21    1.66
93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q4 '00                          +1.58%


WORST QUARTER:                   Q4 '02                          +0.34%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.26%.



Average annual total returns AS OF 12/31/02

1 Year                           5 Years                       10 Years
--------------------------------------------------------------------------------

1.66%                            4.44%                         4.66%



For the fund's current yield, call toll-free: 1-800-645-6561.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



4



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

Exchange fee                                                             $5.00

Account closeout fee                                                     $5.00

Wire and Dreyfus TeleTransfer redemption fee                             $5.00

Checkwriting charge                                                      $2.00
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%


Shareholder services fee                                                 0.08%

Other expenses                                                           0.05%
--------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.63%

Fee waiver and/or expense reimbursement                                 (0.18%)


--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                  0.45%


* DREYFUS HAS AGREED TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. DREYFUS MAY TERMINATE THIS AGREEMENT UPON AT LEAST 90 DAYS' PRIOR NOTICE TO SHAREHOLDERS, BUT HAS COMMITTED NOT TO DO SO AT LEAST THROUGH JUNE 30, 2004.




Expense example

1 Year                              3 Years                              5 Years                               10 Years
------------------------------------------------------------------------------------------------------------------------------------


$46                                $184                                  $333                                  $769


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

SHAREHOLDER TRANSACTION FEES: fees paid from your account and retained by the fund to help lower operating expenses. They are charged only if your account balance is less than $50,000 at the time of the transaction.

                                   Dreyfus BASIC Money Market Fund, Inc.       5




Dreyfus BASIC U.S. Government
Money Market Fund
-----------------------
Ticker Symbol: DBGXX


GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests exclusively in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and in repurchase agreements secured by these obligations

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations

REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

U.S. GOVERNMENT SECURITIES: these securities are generally considered to be among the highest-quality investments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the higher level of credit safety that U.S. government securities offer, the fund's yields may be lower than those of money market funds that do not limit their investments to U.S. government securities.


6



MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*    interest rates could drop, thereby reducing the fund's yield


* a security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal if held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

* certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.

                         Dreyfus BASIC U.S. Government Money Market Fund       7




DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)




3.32    4.18    6.06    5.28    5.18    5.18    4.75    5.94    4.07    1.62
93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                        +1.54%


WORST QUARTER:                   Q4 '02                        +0.31%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.25%.




Average annual total returns AS OF 12/31/02


1 Year                           5 Years                       10 Years
--------------------------------------------------------------------------------


1.62%                            4.30%                         4.56%


For the fund's current yield, call toll-free: 1-800-645-6561.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



8


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

Exchange fee                                                             $5.00

Account closeout fee                                                     $5.00

Wire and Dreyfus TeleTransfer redemption fee                             $5.00

Checkwriting charge                                                      $2.00
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%


Shareholder services fee                                                 0.06%

Other expenses                                                           0.05%
--------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.61%

Fee waiver and/or expense reimbursement                                 (0.16%)


--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                  0.45%


* DREYFUS HAS AGREED TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. DREYFUS MAY TERMINATE THIS AGREEMENT UPON AT LEAST 90 DAYS' PRIOR NOTICE TO SHAREHOLDERS, BUT HAS COMMITTED NOT TO DO SO AT LEAST THROUGH JUNE 30, 2004.




Expense example

1 Year                             3 Years                              5 Years                               10 Years
------------------------------------------------------------------------------------------------------------------------------------


$46                                $179                                  $324                                  $747


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

SHAREHOLDER TRANSACTION FEES: fees paid from your account and retained by the fund to help lower operating expenses. They are charged only if your account balance is less than $50,000 at the time of the transaction.

                         Dreyfus BASIC U.S. Government Money Market Fund       9






MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $172 billion in 200 mutual fund portfolios. For the past fiscal year, Dreyfus BASIC Money Market Fund and Dreyfus BASIC U.S. Government Money Market Fund paid Dreyfus a management fee at the annual rate of 0.32% and 0.34%, respectively, of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $566 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The funds, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



10


FINANCIAL HIGHLIGHTS

The following tables describe each fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report for each fund, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                          YEAR ENDED FEBRUARY 28/29,


 DREYFUS BASIC MONEY MARKET FUND, INC.                                       2003        2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                        1.00        1.00       1.00        1.00        1.00

Investment operations:

    Investment income -- net                                                 .015        .035       .061        .050        .051

Distributions:

    Dividends from investment income -- net                                (.015)      (.035)     (.061)      (.050)      (.051)

 Net asset value, end of period                                              1.00        1.00       1.00        1.00        1.00

 Total Return (%)                                                            1.50        3.54       6.23        5.10        5.19
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                      .45         .45        .45         .45         .45

 Ratio of net investment income to average net assets                        1.51        3.50       6.06        4.98        5.08

 Decrease reflected in above expense ratios due to undertakings by Dreyfus    .18         .17        .17         .15         .13
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                  1,417,442   1,812,439  1,854,935   1,913,618   1,837,664




                                                                                            YEAR ENDED FEBRUARY 28/29,


 DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND                             2003        2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                        1.00        1.00       1.00        1.00        1.00

Investment operations:

    Investment income -- net                                                 .015        .034       .059        .048        .049

Distributions:

    Dividends from investment income -- net                                (.015)      (.034)     (.059)      (.048)      (.049)

 Net asset value, end of period                                              1.00        1.00       1.00        1.00        1.00

 Total Return (%)                                                            1.46        3.44       6.04        4.88        5.06
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                      .45         .45        .45         .45         .45

 Ratio of net investment income to average net assets                        1.47        3.40       5.89        4.75        4.97

 Decrease reflected in above expense ratios due to undertakings by Dreyfus    .16         .13        .16         .17         .16
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                    739,219     885,038    954,691     996,297   1,182,599


                                                   Financial Highlights       11





Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in these funds. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange* is open for regular business. Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

*  OR THE FUND'S TRANSFER AGENT FOR THE DREYFUS BASIC MONEY MARKET FUND



--------------------------------------------------------------------------------

Minimum investments

                               Initial               Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $25,000               $1,000

TRADITIONAL IRAS               $5,000                $1,000

SPOUSAL IRAS                   $5,000                $1,000

ROTH IRAS                      $5,000                $1,000

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.



Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: a method of valuing a money market fund's securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit each fund to maintain a stable NAV.




12


Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check or Dreyfus TeleTransfer, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares


* the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares




Limitations on selling shares by phone
or online through Dreyfus.com

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online


--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $5,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $1,000                    $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES

CHARGED IF YOUR ACCOUNT BALANCE IS LESS THAN

$50,000 AT THE TIME OF THE TRANSACTION

Exchange fee                                                           $5.00

Account closeout fee**                                                 $5.00

Wire and Dreyfus TeleTransfer redemption fee                           $5.00

Checkwriting charge                                                    $2.00


* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


**   UNLESS BY EXCHANGE OR WIRE FOR WHICH A CHARGE APPLIES.




Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                        Your Investment       13




ACCOUNT POLICIES (CONTINUED)

General policies


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


EACH FUND RESERVES THE RIGHT TO:

*    refuse any purchase or exchange request

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


Each fund may also process purchase and sale orders and calculate its net asset value on days that the fund's primary trading markets are open and the fund's management determines to do so.





Small account policies


(Only U.S. Government Money Market Fund) To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year. The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; and accounts opened through a financial institution.

(For each fund) If your fund account falls below $10,000, the fund may ask you to increase your balance. If it is still below $10,000 after 45 days, the fund may close your account and send you the proceeds.




14




DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month and distributes any net capital gains it has realized once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, dividends paid by the fund will be taxable to U.S. shareholders as ordinary income.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal personal income tax, state personal income tax and local tax consequences.



Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders net of expenses. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

                                                        Your Investment       15




SERVICES FOR FUND INVESTORS

Dreyfus Dividend Sweep

FOR AUTOMATICALLY REINVESTING the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep (not available for IRAs). You can set up this service with your application or by calling 1-800-645-6561.

Retirement plans

DREYFUS OFFERS A VARIETY OF RETIREMENT PLANS, including traditional and Roth IRAs. Here's where you call for information:

*  for traditional, rollover and Roth IRAs, call
   1-800-645-6561

*  for SEP-IRAs and Keogh accounts, call
   1-800-358-0910

Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written, unless you meet the $50,000 minimum balance requirement at the time of the transaction. The charge is retained by the fund. An additional fee will be charged by the transfer agent if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $1,000 OR MORE from one Dreyfus fund into another. You are allowed only four exchanges out of the fund in a calendar year. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee, unless you meet the $50,000 minimum balance requirement at the time of the transaction. The charge is retained by the fund. You may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. For accounts with a balance below $50,000, there is a $5.00 fee for Dreyfus TeleTransfer redemptions.


Dreyfus Express((reg.tm))
voice-activated account access


YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.


Account statements

EVERY DREYFUS INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Dreyfus Financial Centers

THROUGH A NATIONWIDE NETWORK of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

EXPERIENCED FINANCIAL CONSULTANTS can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

16





INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

Complete the application.

Mail your application and a check to:
The Dreyfus Family of Funds


P.O. Box 55299, Boston, MA 02205-8553





           By Telephone

 WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018
* the fund name and DDA#:
*  Dreyfus BASIC Money Market Fund
   DDA# 8900204419
*  Dreyfus BASIC U.S. Government
   Money Market Fund DDA# 8900204427
* your Social Security or tax ID number
* name(s) of investor(s)

Call us to obtain an account number.
Return your application.






TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018
* the fund name and DDA#:
* Dreyfus BASIC Money Market Fund
  DDA# 8900204419
* Dreyfus BASIC U.S. Government
  Money Market Fund DDA# 8900204427
* your account number
* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.




TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:
* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds


P.O. Box 55299, Boston, MA 02205-8553





WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK  Call us to request your transaction.
A check will be sent to the address of record.




Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.




To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

                                                        Your Investment       17








INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)

                __________


           Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic
service(s) you want. Return your
application with your investment.

WITHOUT ANY INITIAL INVESTMENT  Check
the Dreyfus Step Program option on your
application. Return your application,
then complete the additional materials
when they are sent to you.




TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Visit
the Dreyfus Web site to request your
transaction.



ALL SERVICES Call us to request a form to add any automatic investing service (see
"Services for Fund Investors"). Complete and return the form along with any other required materials.





TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file.
Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.





DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.







18



INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian


P.O. Box 55299, Boston, MA 02205-8553



           By Telephone

            ____________






            Automatically

            ___________





TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).



WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018
* the fund name and DDA#:
* Dreyfus BASIC Money Market Fund
  DDA# 8900204419
* Dreyfus BASIC U.S. Government
  Money Market Fund DDA# 8900204427
* your account number
* name of investor
* the contribution year

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).



ALL SERVICES  Call us or your financial
representative to request a form to add
any automatic investing service (see
"Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.






TO SELL SHARES

Write a letter of instruction that includes:
* your name and signature
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required, (see "Account
Policies - Selling Shares").

Mail in your request (see "To Open an Account" at left).


                ____________


SYSTEMATIC WITHDRAWAL PLAN  Call us to
request instructions to establish the plan.








Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.






To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS TRUST COMPANY, CUSTODIAN

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

                                                        Your Investment       19








NOTES

PAGE


NOTES

PAGE





For More Information




Dreyfus BASIC Money Market Fund, Inc.
---------------------------------------
SEC file number:  811-6604

Dreyfus BASIC U.S. Government
Money Market Fund
------------------------------
SEC file number:  811-6606




More information on these funds is available free upon request, including the following:

Annual/Semiannual Report

Describes a fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current combined SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation                              123-124P0703


PAGE







--------------------------------------------------------------------------------
                     DREYFUS BASIC MONEY MARKET FUND, INC.
                DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 1, 2003


--------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Combined Prospectus of Dreyfus BASIC Money Market Fund, Inc. (the "MONEY FUND") and Dreyfus BASIC U.S. Government Money Market Fund (the "GOVERNMENT MONEY Fund")(collectively, the "Funds"), dated July 1, 2003, as it may be revised from time to time. To obtain a copy of the Funds' Prospectus, please write to the Funds at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:


            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452

      Each Fund's most recent Annual Report and Semi-Annual Report to Shareholders is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


      EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND INVESTMENT RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF THE OTHER FUND. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION HAS BEEN PREPARED FOR YOUR CONVENIENCE TO PROVIDE YOU WITH THE OPPORTUNITY TO CONSIDER TWO INVESTMENT CHOICES IN ONE DOCUMENT.

                                 TABLE OF CONTENTS
                                                                          Page
Description of the Funds...................................................B-2
Management of the Funds...................................................B-12
Management Arrangements...................................................B-18
How to Buy Shares.........................................................B-21
Shareholder Services Plan.................................................B-23
How to Redeem Shares......................................................B-23
Shareholder Services......................................................B-26
Determination of Net Asset Value..........................................B-28
Portfolio Transactions....................................................B-29
Dividends, Distributions and Taxes........................................B-30
Yield Information.........................................................B-31
Information About the Funds...............................................B-32
Counsel and Independent Auditors..........................................B-33
Appendix..................................................................B-34

                             DESCRIPTION OF THE FUNDS

      The Money Fund is a Maryland corporation formed on March 17, 1992 that commenced operations on April 24, 1992. The Government Money Fund is a Massachusetts business trust that commenced operations on April 24, 1992. Each Fund is an open-end, management investment company, known as a money market mutual fund. Each Fund also is a diversified fund, meaning with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

      The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

      Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

CERTAIN PORTFOLIO SECURITIES

      The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.

      U.S. GOVERNMENT SECURITIES. (Government Money Fund and Money Fund) Each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities, that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

      BANK OBLIGATIONS. (Money Fund only) The Money Fund will invest at least 25% of its assets in bank obligations. The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks.

      Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

      Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

      Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

      As a result of Federal and state laws and regulations, domestic banks whose CDs may be purchased by the Fund are, among other things, required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Money Fund are insured by the FDIC (although such insurance may not be of material benefit to the Money Fund, depending upon the principal amount of the CDs of each bank held by the Money Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

      Obligations of foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branches or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements as apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

      Obligations of United States branches of these foreign banks may be general obligations of the parent banks in addition to the issuing branches, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

      In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign subsidiaries or foreign branches of domestic banks or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

      COMMERCIAL PAPER. (Money Fund only) The Money Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Money Fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

      FLOATING AND VARIABLE RATE OBLIGATIONS. (Money Fund only) The Money Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      REPURCHASE AGREEMENTS. (Government Money Fund and Money Fund) Each Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

      PARTICIPATION INTERESTS. (Money Fund only) The Money Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

      ASSET-BACKED SECURITIES. (Money Fund only) The Money Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

      MUNICIPAL OBLIGATIONS. (Money Fund only) The Money Fund may purchase municipal obligations which are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. Municipal obligations bear fixed, floating or variable rates of interest. While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Taxable municipal obligations may include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance facilities for charitable institutions or privately-owned or operated facilities. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues and is dependent solely on the ability of the facility's user to meet its financial obligations. Taxable municipal obligations also may include remarketed certificates of participation. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Money Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Money Fund investments. The Fund currently intends to invest no more than 25% of its total assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

      ILLIQUID SECURITIES. (Money Fund only) The Money Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Money Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. By investing in these securities, the Money Fund is subject to a risk that should the Money Fund desire to sell them when a ready buyer is not available at a price the Money Fund deems representative of their value, the value of the Money Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES

      The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.

      BORROWING MONEY. (Government Money Fund and Money Fund) The Money Fund may borrow money, including in connection with the entry into reverse repurchase agreements described below, provided that it maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. The Government Money Fund may borrow money, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. As to each Fund, while borrowings for temporary or emergency purposes exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

      REVERSE REPURCHASE AGREEMENTS. (Money Fund only) The Money Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These transactions will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs on the money borrowed may exceed the return received on the securities purchased. The Fund's Board has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. To the extent the Fund enters into reverse repurchase agreements, the Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase agreement transactions as collateralized borrowings by the Fund.

      LENDING PORTFOLIO SECURITIES. (Money Fund only) The Money Fund may lend securities from its portfolio to brokers, dealers and other institutional investors needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time.
The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality short term instruments of the type in which the Fund may invest or repurchase agreements.

      FORWARD COMMITMENTS. (Money Fund only) The Money Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date. The Fund will segregate permissible liquid assets at least equal at all times to the amount of its purchase commitments.


      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

      GENERAL. (Government Money Fund and Money Fund). Each Fund is designed to benefit investors who do not engage in frequent redemptions or exchanges of the Fund's shares. The Funds also offer fewer shareholder services, in an effort to keep operating expenses lower. Because charges may apply to redemptions and exchanges of Fund shares in accounts with balances of less than $50,000 at the time of the transaction, neither Fund may be an appropriate investment for an investor who does not maintain a $50,000 balance and intends to engage frequently in such transactions.

      Each Fund will attempt to increase yield by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect a Fund since neither Fund usually pays brokerage commissions when it purchases portfolio securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

      FOREIGN SECURITIES. (Money Fund only) Since the Money Fund's portfolio may contain U.S. dollar-denominated securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign subsidiaries and foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


      BANK SECURITIES. (Money Fund only) To the extent the Money Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, and the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

      SIMULTANEOUS INVESTMENTS. (Government Money Fund and Money Fund) Investment decisions for each Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investment or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.


INVESTMENT RESTRICTIONS


      Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares, under the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.


      MONEY FUND. The Money Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 14 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Money Fund may not:

      1. Borrow money, except to the extent the Fund maintains continuous asset coverage (that is, total borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.

      2. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, except that the Fund may purchase or sell futures contracts, including those relating to indices, and options on futures contracts and indices.

      3. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      4. Make loans to others, except through the purchase of debt obligations or the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

      5. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitation.

      6. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

      7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in Investment Restriction Nos. 1, 2 and 10 may be deemed to give rise to a senior security.

      8. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures (except through the purchase of debt obligations referred to above and in the Prospectus).


      9. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.


      10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with portfolio transactions, such as in connection with writing covered options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, futures contracts, including those relating to indices, and options on futures contracts or indices.

      11.   Sell securities short or purchase securities on margin.

      12.   Write or purchase put or call options or combinations thereof.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of its net assets would be so invested.

      14.   Invest in companies for the purpose of exercising control.

                                    * * *

      GOVERNMENT MONEY FUND. Under normal circumstances, the Government Money Fund invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, the Government Money Fund has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Government Money Fund may not:

      1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      2. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, except that the Fund may purchase or sell futures contracts, including those relating to indices, and options on futures contracts or indices.

      3.    Act as underwriter of securities of other issuers.

      4. Make loans to others, except through the purchase of debt obligations or the entry into repurchase agreements.

      5. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 1, 2 and 9 may be deemed to give rise to a senior security.

      7. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      8. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      10.   Sell securities short or purchase securities on margin.

      11.   Write or purchase put or call options or combinations thereof.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of its net assets would be so invested.

                                    * * *


      With respect to each Fund, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 1 for the Money Fund, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.



                           MANAGEMENT OF THE FUNDS

      Each Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation.....................Investment Adviser
      Dreyfus Service Corporation.................Distributor
      Dreyfus Transfer, Inc.......................Transfer Agent
      The Bank of New York........................Custodian

      Board members of each Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

BOARD MEMBERS OF THE FUNDS*
---------------------------

Name (Age)                               Principal Occupation
Position With Fund (Since)               During Past 5 Years                 Other Board Memberships and  Affiliations
--------------------------               --------------------                -----------------------------------------


Joseph S. DiMartino (59)                 Corporate Director and Trustee      The Muscular Dystrophy Association,
Chairman of the Board (1995)                                                   DIRECTOR
                                                                             Levcor International, Inc., an apparel fabric
                                                                               processor, DIRECTOR
                                                                             Century Business Services, Inc., a provider of
                                                                               outsourcing functions for small and medium size
                                                                               companies, DIRECTOR
                                                                             The Newark Group, a provider of a national market
                                                                               of paper recovery facilities, paperboard mills
                                                                               and paperboard converting plants, DIRECTOR

David W. Burke (67)                      Corporate Director and Trustee      John F. Kennedy Library Foundation, DIRECTOR
Board Member (1994)                                                          U.S.S. Constitution Museum, DIRECTOR

Diane Dunst (63)                         President, Huntting House            None
Board Member (1992)                        Antiques

 Rosalind Gersten Jacobs (78)            Merchandise and marketing            None
 Board Member (1994)                       consultant

Jay I. Meltzer (74)                      Physician, Internist and             None
Board Member (1992)                        Specialist in Clinical
                                           Hypertension
                                         Clinical Professor of Medicine at
                                           Columbia University & College
                                           of Physicians and Surgeons
                                         Adjunct Clinical Professor of
                                           Medicine at Cornell Medical
                                           College

Daniel Rose (73)                         Chairman and Chief Executive        Baltic-American Enterprise Fund, VICE CHAIRMAN
Board Member (1992)                        Officer of Rose Associates,         AND DIRECTOR
                                           Inc., a New York based real       Harlem Educational Activities Fund, Inc., CHAIRMAN
                                           estate development and            Housing Committee of the Real Estate Board of New
                                           management firm                     York, Inc., DIRECTOR

Warren B. Rudman (73)                    Of Counsel to (from January 1993    Collins & Aikman Corporation, DIRECTOR
Board Member (1993)                        to December 31, 2002, Partner     Allied Waste Corporation, DIRECTOR
                                           in) the law firm Paul, Weiss,     Chubb Corporation, DIRECTOR
                                           Rifkind, Wharton  & Garrison      Raytheon Company, DIRECTOR
                                                                             Boston Scientific, DIRECTOR

Sander Vanocur (75)                      President of Old Owl                None
Board Member (1992)                         Communications


--------
* None of the Board members are "interested persons" of the Funds, as defined in the 1940 Act.

      Board members are elected to serve for an indefinite term. Each Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. Each Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. Each Fund's audit committee met four times during the fiscal year ended February 28, 2003. The nominating, compensation and pricing committees did not meet during the last fiscal year.

      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.




                                                                    Aggregate Holding of
                                                                    Funds in the Dreyfus
Name of Board Member    Money Fund           Government Money Fund  Family of Funds
--------------------    ----------           ---------------------  --------------------

Joseph S. DiMartino     $1 - $10,000         None                   Over $100,000


David W. Burke          None                 None                   Over $100,000

Diane Dunst             None                 None                   Over $100,000

Rosalind G. Jacobs      None                 None                   Over $100,000

Jay I. Meltzer          Over $100,000        None                   Over $100,000

Daniel Rose             None                 None                   Over $100,000
                                                                    .
Warren B. Rudman        None                 None                   Over $100,000

Sander Vanocur          None                 None                   $1 - $10,000


      As of December 31, 2002, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Each Fund typically pays its Board members its allocated portion of an annual retainer of $25,000 and a fee of $4,000 per meeting (with a minimum of $500 per meeting and telephone meeting) attended for each Fund and seven other funds (comprised of 9 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by each Fund for the fiscal year ended February 28, 2003, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2002, was as follows:


                                                      Total
                                                      Compensation from
                                Aggregate             the Funds and Fund
       Name of Board            Compensation from     Complex Paid to
           Member               each Fund*            Board Member(**)
-----------------------------   ------------------    --------------------


Joseph S. DiMartino                                   $815,937 (191)
     Money Fund                 $17,813
     Government Money Fund      $ 8,968

David W. Burke                                        $258,250 (87)
   Money Fund                   $14,251
   Government Money Fund        $ 7,176

Diane Dunst                                           $46,000 (13)
   Money Fund                   $14,251
   Government Money Fund        $ 8,968

Rosalind Gersten Jacobs                               $117,000 (37)
   Money Fund                   $14,251
   Government Money Fund        $ 8,968

Jay I. Meltzer                                        $45,500 (13)
   Money Fund                   $14,251
   Government Money Fund        $ 8,968

Daniel Rose                                           $80,500 (24)
   Money Fund                   $11,549
   Government Money Fund        $ 5,750

Warren B. Rudman                                      $87,500 (21)
   Money Fund                   $14,251
   Government Money Fund        $ 8,968

Sander Vanocur                                        $96,500 (24)
   Money Fund                   $14,251
   Government Money Fund        $ 8,968


_______________________________


* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $2,530 and $1,964 for all Board members of the Money Fund and Government Money Fund, respectively, as a group.


** Represents the number of separate portfolios, including the Funds, comprising the investment companies in the Fund Complex, for which the Board member serves.


OFFICERS OF THE FUND


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.  Chairman of the Board, Chief
      Executive Officer, and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Canter also is a Board Member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.  Chief
      Investment Officer, Vice Chairman and a director of the Manager, and an officer of 95 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.  Executive Vice President,
      Secretary, and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 206 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.  Director-Mutual Fund
      Accounting of the Manager, and an officer of 96 investment companies (comprised of 206 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

JOHN B. HAMMALIAN, SECRETARY SINCE MARCH 2000. Associate General Counsel of the Manager, and an officer of 37 investment companies (comprised of 46 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate General
      Counsel of the Manager, and an officer of 96 investment companies (comprised of 206 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate
      General Counsel of the Manager, and an officer of 93 investment companies (comprised of 199 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.  Mutual Fund
      Tax Director of the Manager, and an officer of 96 investment companies (comprised of 206 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.  Senior Treasury
      Manager of the Manager and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER
      2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.


      The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.


      Board members and officers, as a group, owned less than 1% of each Fund's outstanding shares on June 4, 2003.



                           MANAGEMENT ARRANGEMENTS

      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Manager and each Fund. As to each Fund, the Agreement is subject to annual approval by
(i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).


      In approving the Management Agreement with respect to each Fund, the Board considered a number of factors, including the nature and quality of services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; and ancillary benefits the Manager may receive from its relationship with the Fund.

      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.


      The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by its Board to execute purchases and sales of securities. The portfolio managers of each Fund are Patricia A. Larkin, Bernard Kiernan, James O'Connor, and Thomas Riordan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund as well as for other funds advised by the Manager.

      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to such Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by such Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


      All expenses incurred in the operation of a Fund are borne by the Fund, except to the extent specifically assumed by the Manager as described below. The expenses borne by each Fund include, without limitation, the following: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors or employees of the Manager or holders of 5% of more of the outstanding voting securities of the Manager or its affiliates, Securities and Exchange Commission fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses.

      As compensation for the Manager's services, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders. For the fiscal years ended February 28/29, 2001, 2002 and 2003, the management fees payable by the Money Fund and the Government Money Fund, the amounts waived by the Manager and the net fees paid by the Funds were as follows:



Name of Fund          Management Fee Payable              Reduction in Fee                           Net Fee Paid
------------          ----------------------              ----------------                           ------------


                   2001        2002        2003          2001         2002           2003        2001           2002        2003
Money Fund      $9,090,559  $9,098,492  $7,867,123    $3,012,864   $3,047,319     $2,812,931  $6,077,695     $6,051,173  $5,054,192

Government      $4,814,501  $4,638,654  $4,140,927    $1,575,608   $1,163,693     $1,317,593  $3,238,893     $3,474,961  $2,823,334
Money Fund




      As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 0.45% of the value of the Fund's average daily net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under its Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

      As to each Fund, the aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for such Fund, the handling of certain communications between shareholders and such Fund and the payment of dividends and distributions payable by such Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for such Fund during the month, and is reimbursed for certain out-of-pocket expenses.


      The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of either Fund or which securities are to be purchased or sold by a Fund. Under a separate custody agreement with each Fund, the Custodian holds such Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                              HOW TO BUY SHARES

      GENERAL. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.

      The minimum initial investment in each Fund is $25,000. Subsequent investments must be at least $1,000. The initial investment must be accompanied by the Account Application.


      Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund.
Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on days the New York Stock Exchange or the Transfer Agent, as to the Money Fund, or the New York Stock Exchange, as to the Government Money Fund, is open for regular business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value."


      USING FEDERAL FUNDS. The Transfer Agent or your Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a securities dealer, bank or other financial institution and your order to purchase a Fund's shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution acting on your behalf, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have a sufficient Federal Funds or cash balance in your brokerage account with a securities dealer, bank or other financial institution, your order to purchase a Fund's shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

      DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use Dreyfus TELETRANSFER, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."

      TRANSACTIONS THROUGH SECURITIES DEALERS. Each Fund's shares may be purchased and redeemed through securities dealers which may charge a transaction fee for such services. Some dealers will place the respective Fund's shares in an account with their firm. Dealers also may require the following: that the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

      There is no sales or service charge imposed by a Fund or the Distributor, although investment dealers, banks and other financial institutions may make reasonable charges to investors for their services.
The services provided and the applicable fees are established by each dealer or other institutions acting independently of the Fund. Each Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted monthly from the investor's account, which on smaller accounts could constitute a substantial portion of distributions. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of a Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

      REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $10,000 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

                          SHAREHOLDER SERVICES PLAN

      Each Fund has adopted a Shareholder Services Plan (respectively, the "Plan") pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets, for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

      A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.


      For the fiscal year ended February 28, 2003, the Money Fund paid $1,204,359 and the Government Money Fund paid $492,557 under the Plan.



                             HOW TO REDEEM SHARES

      GENERAL. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check or Dreyfus TELETRANSFER Privilege and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for up to eight business days after the purchase of such shares. In addition, the Funds will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check or the Dreyfus TELETRANFER purchase order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

      YOU WILL BE CHARGED $5.00 WHEN YOU REDEEM ALL SHARES IN YOUR ACCOUNT OR YOUR ACCOUNT IS OTHERWISE CLOSED OUT. The fee will be deducted from your redemption proceeds and paid to the Transfer Agent. The account close out fee does not apply to exchanges out of the Fund or to wire or Dreyfus TELETRANSFER redemptions which close out an account, for each of which a $5.00 fee may apply; however, each Fund will waive the account closeout fee if the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more.

      CHECKWRITING PRIVILEGE. Each Fund provides redemption checks ("Checks") automatically upon opening an account unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund's account and may be made payable to the order of any person in an amount of $1,000 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check and the $2.00 charge. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment of payment, if they are otherwise in good order. If you hold shares in a Dreyfus sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.

      The Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.


      WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on telephone or letter or online redemption instructions from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. You will be charged a $5.00 fee for each wire redemption, which will be deducted from your account and paid to the Transfer Agent. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more. Ordinarily, each Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($5,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.


      To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."


      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. You will be charged a $5.00 fee for each redemption made pursuant to this Privilege, which will be deducted from your account and paid to the Transfer Agent. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."


      SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.


      REDEMPTION COMMITMENT. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, each Fund's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of such Fund to the detriment of its existing shareholders. In such event, the securities would be valued in the same manner as such Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.


      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the market the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the shareholders.


                             SHAREHOLDER SERVICES

      FUND EXCHANGES. You may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

      A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.


      To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.


      To request an exchange, you must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege.
By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine.
Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. You will be charged a $5.00 fee for each exchange you make out of your Fund. This fee will be deducted from your account and paid to the Transfer Agent; however, each Fund will waive this fee if the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more.


      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


      The Fund Exchanges service is available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling toll free 1-800-645-6561, or visiting the Dreyfus.com website. Each Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service may be modified or terminated at any time upon notice to shareholders.


      DREYFUS DIVIDEND SWEEP. Dreyfus Dividend Sweep allows you to invest automatically dividends or dividends and capital gain distributions, if any, paid by a Fund in shares of another fund in the Dreyfus Family of Funds, or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

      A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

      B. Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


      C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.


      D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


                       DETERMINATION OF NET ASSET VALUE

      AMORTIZED COST PRICING. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


      Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to its Fund's shareholders, procedures reasonably designed to stabilize the Fund's price per share as computed for purposes of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.


      The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by Board. If such deviation exceeds 1/2%, the Board will consider what actions, if any, will be initiated. In the event a Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.


      NEW YORK STOCK EXCHANGE AND TRANSFER AGENT CLOSINGS. The holidays (as observed) on which the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. In addition, the New York Stock Exchange is closed on Good Friday.


                            PORTFOLIO TRANSACTIONS

      Portfolio securities ordinarily are purchased directly from the issuer or an underwriter or a market maker for the securities. Ordinarily, no brokerage commissions are paid by a Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for securities may include the spread between the bid and asked price. Neither Fund has paid brokerage commissions to date.

      Transactions are allocated to various dealers by the portfolio managers of a Fund in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of a Fund or other funds advised by the Manager or its affiliates.

      Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that each Fund has qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the fiscal year ended February 28, 2003. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain assets diversification and other requirements. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


      Each Fund ordinarily declares dividends from such Fund's net investment income on each day the New York Stock Exchange and Transfer Agent, as to the Money Fund, or the New York Stock Exchange, as to the Government Money Fund, is open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the next business day. Dividends for each Fund are usually paid on the last calendar day of each month, and are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.


      Any fee imposed by a Fund and paid by an investor in connection with an exchange or redemption of Fund shares may result in a capital loss to such investor. In general, such loss will be treated as a short-term capital loss if the shares were held for one year or less, or a long-term capital loss if the shares were held for more than one year.

      Federal regulations required that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Manager could subject you to a $50 penalty imposed by the Internal Revenue Service.


                              YIELD INFORMATION


      For the seven-day period ended February 28, 2003, the yield of the Money Fund was 1.03% and its effective yield was 1.04%. For the same seven-day period, the yield of the Government Money Fund was 0.98% and its effective yield was 0.99%. Each Fund's yield and effective yield reflect the waiver of a portion of the management fee by the Manager without which the yield and effective yield for the seven-day period ended February 28, 2003 would have been, for the Money Fund, 0.84% and 0.84%, respectively, and, for the Government Money Fund, 0.81% and 0.81%, respectively. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


      Yields fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in a Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Fund's price per share is determined.

      From time to time, advertising material for the Funds may include biographical information relating to their portfolio managers and may refer to, or include commentary by a portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. From time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996 & 1997)" or other such studies.

      Comparative performance information may be used from time to time in advertising or marking each Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), N. Palm Beach, Florida 33408, iMoneyNet, Inc.'s Money Fund Report(TM), Morningstar, Inc. and other industry publications.


                         INFORMATION ABOUT THE FUNDS

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

      The Government Money Fund is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.


      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for either Fund to hold annual meetings of its shareholders. As a result, Fund shareholders may not consider each year the election of its respective Board members or the appointment of auditors. However, the holders of at least 10% of the Fund's shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority, in the case of the Money Fund, or two-thirds, in the case of the Government Money Fund, of such Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the combined Prospectus or this Statement of Additional Information about the other Fund. The Board members with respect to each Fund have considered this factor in approving the use of the combined Prospectus and this Statement of Additional Information.


      Each Fund sends annual and semi-annual financial statements to all its shareholders.


                       COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.

      Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of each Fund.





PAGE



                                   APPENDIX



      THIS APPENDIX IS APPLICABLE ONLY TO ELIGIBLE INVESTMENTS OF THE MONEY
FUND.


      Description of the highest commercial paper, bond, municipal bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch").


COMMERCIAL PAPER AND SHORT-TERM RATINGS

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

      In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

BOND AND LONG-TERM RATINGS

      Bonds rated AAA by S&P are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest.


      Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

      Bonds rated AAA by Fitch are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

      Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents its current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

MUNICIPAL NOTE RATINGS

      The issuers of municipal notes rated SP-1 by S&P exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

      A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

      Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.



* None of the Board members are "interested persons" of the Funds, as defined in the 1940 Act.






                      DREYFUS BASIC MONEY MARKET FUND, INC.

                            PART C. OTHER INFORMATION
                        --------------------------------


Item 23.    Exhibits
-------     ----------


     (a) Articles of Incorporation and Articles of Amendments are incorporated by reference to exhibit (1) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on May 18, 1994.

     (b) Amended By-Laws, is incorporated by reference to exhibit (b) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on June 28, 2000.

     (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 21, 1995.

   (e)(i) Distribution Agreement is incorporated by reference to Exhibit
          (e)(i) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on June 25, 2001.

  (e)(ii) Forms of Service Agreement are incorporated by reference to Exhibit
          (e) of Post-Effective No. 11 to the Registration Statement on Form N-1A filed on June 28, 2000.

   (g)(i) Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on May 18, 1994.


  (g)(ii) Amendment to Custody Agreement is incorporated by reference to Exhibit g(ii) of Post-Effective No.13 to the Registration Statement on Form N-1A filed on June 27, 2002.

 (g)(iii) Foreign Custody Manager Agreement is incorporated by reference to Exhibit g(iii) of Post-Effective No. 13 to the Registration Statement on Form N-1A filed on June 27, 2002.


     (h) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 21, 1995.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on May 4, 1992.

     (j)  Consent of Independent Auditors.

     (p) Revised Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on June 25, 2001.


(PAGE)


Item 23.    Exhibits. - List (continued)
-------     -----------------------------------------------------

            Other Exhibits
            --------------


               (a) Powers of Attorney for certain Fund Officers (Canter; Windels) is incorporated by reference to Exhibit (a) of Post Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on June 27, 2002. Powers of Attorney of the Board members and other Fund officers is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on June 28, 2000.

               (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on June 28, 2000.

Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     --------------------------------------------------------------

            Not Applicable

Item 25.  Indemnification
-------   ---------------

          The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item (b) of Part C of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on June 28, 2000.

          Reference is also made to the Distribution Agreement attached as Exhibit (e) of this Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A.

Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.





ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER


Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holding's, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.    Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 6/01 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.*

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.*

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++


*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.



Item 27.    Principal Underwriters
--------    ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:


1)    CitizensSelect Funds
2)    Dreyfus A Bonds Plus, Inc.
3)    Dreyfus Appreciation Fund, Inc.
4)    Dreyfus Balanced Fund, Inc.
5)    Dreyfus BASIC U.S. Mortgage Securities Fund
6)    Dreyfus BASIC U.S. Government Money Market Fund
7)    Dreyfus Bond Funds, Inc.
8)    Dreyfus California Intermediate Municipal Bond Fund
9)    Dreyfus California Tax Exempt Bond Fund, Inc.
10)   Dreyfus California Tax Exempt Money Market Fund
11)   Dreyfus Cash Management
12)   Dreyfus Cash Management Plus, Inc.
13)   Dreyfus Connecticut Intermediate Municipal Bond Fund
14)   Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)   Dreyfus Fixed Income Securities
16)   Dreyfus Florida Intermediate Municipal Bond Fund
17)   Dreyfus Florida Municipal Money Market Fund
18)   Dreyfus Founders Funds, Inc.
19)   The Dreyfus Fund Incorporated
20)   Dreyfus GNMA Fund, Inc.
21)   Dreyfus Government Cash Management Funds
22)   Dreyfus Growth and Income Fund, Inc.
23)   Dreyfus Growth and Value Funds, Inc.
24)   Dreyfus Growth Opportunity Fund, Inc.
25)   Dreyfus Index Funds, Inc.
26)   Dreyfus Institutional Cash Advantage Funds
27)   Dreyfus Institutional Money Market Fund
28)   Dreyfus Institutional Preferred Money Market Funds
29)   Dreyfus Insured Municipal Bond Fund, Inc.
30)   Dreyfus Intermediate Municipal Bond Fund, Inc.
31)   Dreyfus International Funds, Inc.
32)   Dreyfus Investment Grade Bond Funds, Inc.
33)   Dreyfus Investment Portfolios
34)   The Dreyfus/Laurel Funds, Inc.
35)   The Dreyfus/Laurel Funds Trust
36)   The Dreyfus/Laurel Tax-Free Municipal Funds
37)   Dreyfus LifeTime Portfolios, Inc.
38)   Dreyfus Liquid Assets, Inc.
39)   Dreyfus Massachusetts Intermediate Municipal Bond Fund
40)   Dreyfus Massachusetts Municipal Money Market Fund
41)   Dreyfus Massachusetts Tax Exempt Bond Fund
42)   Dreyfus Midcap Index Fund, Inc.
43)   Dreyfus Money Market Instruments, Inc.
44)   Dreyfus Municipal Bond Fund, Inc.
45)   Dreyfus Municipal Cash Management Plus
46)   Dreyfus Municipal Funds, Inc.
47)   Dreyfus Municipal Money Market Fund, Inc.
48)   Dreyfus New Jersey Intermediate Municipal Bond Fund
49)   Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)   Dreyfus New York Municipal Cash Management
51)   Dreyfus New York Tax Exempt Bond Fund, Inc.
52)   Dreyfus New York Tax Exempt Intermediate Bond Fund
53)   Dreyfus New York Tax Exempt Money Market Fund
54)   Dreyfus U.S. Treasury Intermediate Term Fund
55)   Dreyfus U.S. Treasury Long Term Fund
56)   Dreyfus 100% U.S. Treasury Money Market Fund
57)   Dreyfus Pennsylvania Intermediate Municipal Bond Fund
58)   Dreyfus Pennsylvania Municipal Money Market Fund
59)   Dreyfus Premier California Municipal Bond Fund
60)   Dreyfus Premier Equity Funds, Inc.
61)   Dreyfus Premier Fixed Income Funds
62)   Dreyfus Premier International Funds, Inc.
63)   Dreyfus Premier GNMA Fund
64)   Dreyfus Premier Municipal Bond Fund
65)   Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
66)   Dreyfus Premier New Leaders Fund, Inc.
67)   Dreyfus Premier New York Municipal Bond Fund
68)   Dreyfus Premier Opportunity Funds
69)   Dreyfus Premier State Municipal Bond Fund
70)   Dreyfus Premier Stock Funds
71)   The Dreyfus Premier Third Century Fund, Inc.
72)   Dreyfus Premier Value Equity Funds
73)   Dreyfus Premier Worldwide Growth Fund, Inc.
74)   Dreyfus Short-Intermediate Government Fund
75)   Dreyfus Short-Intermediate Municipal Bond Fund
76)   The Dreyfus Socially Responsible Growth Fund, Inc.
77)   Dreyfus Stock Index Fund, Inc.
78)   Dreyfus Tax Exempt Cash Management
79)   Dreyfus Treasury Cash Management
80)   Dreyfus Treasury Prime Cash Management
81)   Dreyfus Variable Investment Fund
82)   Dreyfus Worldwide Dollar Money Market Fund, Inc.
83)   General California Municipal Bond Fund, Inc.
84)   General California Municipal Money Market Fund
85)   General Government Securities Money Market Funds, Inc.
86)   General Money Market Fund, Inc.
87)   General Municipal Bond Fund, Inc.
88)   General Municipal Money Market Funds, Inc.
89)   General New York Municipal Bond Fund, Inc.
90)   General New York Municipal Money Market Fund
91)   Mellon Funds Trust




((b)

                                                                                                 None Positions
Name and principal                                                                               and Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------


Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Executive Vice President and Director                      None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President and Director                      None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President                                             Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Mary Merkle *                         Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President - Compliance                                None
Anthony Nunez *                       Vice President - Finance                                   None
Gary Pierce *                         Vice President - Finance                                   None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
John Shea *                           Vice President - Finance                                   None
Susan Verbil *                        Vice President - Finance                                   None
William Verity *                      Vice President - Finance                                   None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim *                         Assistant Secretary                                        None



*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.






Item 28.       Location of Accounts and Records
-------        --------------------------------


               1.     The Bank of New York
                      100 Church Street
                      New York, New York 10286

               2.     Boston Financial Services, Inc.
                      One American Express Plaza
                      Providence, Rhode Island 02903

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166


Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None





                                   SIGNATURES
                                  -------------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of June, 2003.


                      DREYFUS BASIC MONEY MARKET FUND, INC.


                   BY: /s/Stephen E. Canter*
                       ----------------------------------
                       STEPHEN E. CANTER, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signatures                       Title                        Date


/s/ Stephen E. Canter*         President (Principal Executive           06/27/03
-----------------------------  Officer)
Stephen E. Canter

/s/ James Windels*             Treasurer (Principal Accounting          06/27/03
-----------------------------  and Financial Officer)
James Windels

/s/ David Burke*               Director                                 06/27/03
-----------------------------
David Burke

/s/ Joseph S. DiMartino*       Director                                 06/27/03
-----------------------------
Joseph S. DiMartino

/s/ Diane Dunst*               Director                                 06/27/03
-----------------------------
Diane Dunst

/s/ Rosalind Gersten Jacobs*   Director                                 06/27/03
-----------------------------
Rosalind Gersten Jacobs

/s/ Jay I. Meltzer*             Director                                06/27/03
-----------------------------
Jay I. Meltzer

/s/ Daniel Rose*                Director                                06/27/03
-----------------------------
Daniel Rose

/s/ Warren B. Rudman*           Director                                06/27/03
-----------------------------
Warren B. Rudman

/s/ Sander Vanocur*             Director                                06/27/03
-----------------------------
Sander Vanocur


*BY:   /s/John B. Hammalian
      --------------------------
      Attorney-in-Fact



                    DREYFUS BASIC MONEY MARKET FUND, INC.



            INDEX OF EXHIBITS



(j)   Consent of Independent Auditors